[Janus Letterhead]
November 14, 2011
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 164 and Amendment No. 147 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act. The prospectuses and statements of additional information included in Post-Effective Amendment No. 160 filed on September 30, 2011, Post-Effective Amendment No. 161 filed on September 30, 2011, and Post-Effective No. 162 filed on September 30, 2011 are not affected by and therefore not included in this Amendment. The Amendment relates only to the following series and classes:

Series	Class
Alternative Funds
Janus Global Market Neutral Fund	Class A Shares, Class C Shares, Class I Shares, Class R Shares, Class S Shares, Class T Shares

Janus Global Real Estate Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Global & International Funds
Janus Asia Equity Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Emerging Markets Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Global Life Sciences Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Global Research Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Global Select Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, Class T Shares

Janus Global Technology Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus International Equity Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, Class T Shares

Series	Class
Janus Overseas Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, Class T Shares

Janus Worldwide Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, Class T Shares

Growth & Core Funds
Janus Balanced Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, Class T Shares

Janus Contrarian Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, Class T Shares

Janus Enterprise Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, Class T Shares

Janus Forty Fund	Class A Shares, Class C Shares, Class I Shares, Class R Shares, Class S Shares, Class T Shares

Janus Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, Class T Shares

Janus Growth and Income Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, Class T Shares

Janus Protected Series – Growth	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Research Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Triton Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, Class T Shares

Janus Twenty Fund	Class D Shares and Class T Shares

Janus Venture Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Value Fund
Perkins Global Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and statements of additional information (“SAIs”) comprising the Amendment as follows:
•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated December 28, 2010, January 28, 2011, May 4, 2011, May 6, 2011, July 29, 2011, and October 28, 2011, as applicable.
As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on January 27, 2012.

Please call me at (303) 394-6459 with any comments, questions, or if you would like any additional information regarding this filing.
Respectfully,
/s/ Stephanie Grauerholz-Lofton
Stephanie Grauerholz-Lofton
Vice President
Enclosures (via EDGAR and under separate cover)

cc:	Larry Greene, Esq. Donna Brungardt